Equity - Other Reserves (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [abstract]
Cash flow hedge reserve	€ 32	€ 31	€ 104	€ 151
Net investment hedge reserve	197	197	197
Foreign currency translation adjustment reserve	(1,059)	(974)	(728)
Reserve related to the acquisition of non-controlling interests	(79)	(79)	(79)
Other reserves	(3)	2	(1)
Other reserves	€ (912)	€ (823)	€ (507)